iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  78 .5%
Antero Resources Corp.
(a)
.................... 298,044 $ 10,446,442
APA Corp. .............................. 376,967 8,704,168
California Resources Corp. ................... 72,887 3,782,106
Chord Energy Corp. ........................ 62,291 7,283,064
Civitas Resources, Inc. ...................... 90,479 4,150,272
CNX Resources Corp.
(a) (b)
.................... 152,103 5,577,617
Comstock Resources, Inc.
(a)
................... 92,320 1,682,070
ConocoPhillips ........................... 1,163,160 115,350,577
Coterra Energy, Inc. ........................ 750,590 19,170,069
Crescent Energy Co. , Class A ................. 177,968 2,600,112
Devon Energy Corp. ........................ 669,364 21,908,284
Diamondback Energy, Inc. .................... 134,931 22,105,746
EOG Resources, Inc. ....................... 505,754 61,995,325
EQT Corp. .............................. 585,117 26,979,745
Expand Energy Corp. ....................... 214,231 21,326,696
Gulfport Energy Corp.
(a)
..................... 12,644 2,329,025
Hess Corp. .............................. 187,380 24,923,414
Kosmos Energy Ltd.
(a)
....................... 480,849 1,644,504
Magnolia Oil & Gas Corp. , Class A .............. 194,660 4,551,151
Matador Resources Co. ..................... 118,241 6,652,239
Murphy Oil Corp. .......................... 139,694 4,227,140
Northern Oil & Gas, Inc. ..................... 101,191 3,760,258
Ovintiv, Inc. .............................. 265,263 10,743,151
Permian Resources Corp. , Class A .............. 648,460 9,324,855
Range Resources Corp. ..................... 245,889 8,847,086
Sable Offshore Corp.
(a)
...................... 64,460 1,476,134
Sitio Royalties Corp. , Class A .................. 80,741 1,548,612
SM Energy Co. ........................... 116,589 4,518,990
Talos Energy, Inc.
(a)
........................ 126,530 1,228,606
Texas Pacific Land Corp.
(b)
................... 19,197 21,231,114
VAALCO Energy, Inc. ....................... 105,712 461,961
Viper Energy, Inc. ......................... 104,931 5,148,964
Vital Energy, Inc.
(a) (b)
........................ 27,477 849,589
Vitesse Energy, Inc. ........................ 25,288 632,200
447,161,286
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  20 .5%
Calumet, Inc.
(a) (b)
.......................... 70,028 $ 1,542,017
Clean Energy Fuels Corp.
(a)
................... 179,881 451,501
CVR Energy, Inc. .......................... 34,830 652,714
Delek U.S. Holdings, Inc. .................... 64,394 1,191,289
Green Plains, Inc.
(a)
........................ 66,915 634,354
HF Sinclair Corp. .......................... 162,964 5,711,888
Marathon Petroleum Corp. ................... 241,998 33,758,721
Par Pacific Holdings, Inc.
(a)
................... 57,014 934,459
PBF Energy, Inc. , Class A .................... 99,712 2,647,354
Phillips 66 ............................... 371,359 42,308,931
REX American Resources Corp
(a)
............... 15,752 656,701
Valero Energy Corp. ........................ 200,088 24,528,788
World Kinect Corp. ......................... 59,180 1,628,042
116,646,759
a
Total Long-Term Investments — 99.0%
(Cost: $ 643,598,407 ) ................................ 563,808,045
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 28,331,496 28,345,662
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 1,048,253 1,048,253
a
Total Short-Term Securities — 5.2%
(Cost: $ 29,394,849 ) ................................. 29,393,915
Total Investments — 104.2%
(Cost: $ 672,993,256 ) ................................ 593,201,960
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (23,843,161)
Net Assets — 100.0% ................................. $ 569,358,799
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 15,782,140  $ 12,572,555
(a)
$ —  $ (7,494) $ (1,539) $ 28,345,662  28,331,496  $ 49,433
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 818,963  229,290
(a)
—  —  —  1,048,253  1,048,253  39,133  —
$ (7,494) $ (1,539)
$ 29,393,915
$ 88,566  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 60 03/21/25 $ 5,431 $ (32,763)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 563,808,045  $ —  $ —  $ 563,808,045
Short-Term Securities
Money Market Funds ...................................... 29,393,915  —  —  29,393,915
$ 593,201,960  $ —  $ —  $ 593,201,960
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (32,763) $ —  $ —  $ (32,763)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.